Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000219740 | U.S. Treasury Bills, , 10/20/2026, 0
Holdings [Line Items]
Percent of Total Investments	9.30%
C000219740 | U.S. Treasury Bills, , 09/22/2026, 0
Holdings [Line Items]
Percent of Total Investments	7.80%
C000219740 | U.S. Treasury Bills, , 10/13/2026, 0
Holdings [Line Items]
Percent of Total Investments	7.80%
C000219740 | U.S. Treasury Bills, , 09/29/2026, 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000219740 | U.S. Treasury Bills, , 10/27/2026, 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000219740 | U.S. Treasury Bills, , 09/01/2026, 0
Holdings [Line Items]
Percent of Total Investments	6.10%
C000219740 | U.S. Treasury Bills, , 09/15/2026, 0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000219740 | U.S. Treasury Bills, , 10/29/2026, 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000219740 | U.S. Treasury Bills, , 10/01/2026, 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219740 | U.S. Treasury Bills, , 10/06/2026, 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000219740 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	100.00%
C000012087 | U.S. Treasury Notes, , 04/30/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012087 | U.S. Treasury Notes, , 08/31/2029, 3.625
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012087 | U.S. Treasury Notes, , 01/31/2028, 3.5
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012087 | U.S. Treasury Notes, , 06/30/2028, 1.25
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012087 | U.S. Treasury Notes, , 04/30/2029, 4.625
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012087 | U.S. Treasury Notes, , 05/31/2029, 4.5
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012087 | U.S. Treasury Notes, , 06/30/2029, 4.25
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012087 | U.S. Treasury Notes, , 02/15/2028, 4.25
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012087 | U.S. Treasury Notes, , 09/15/2027, 3.375
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012087 | U.S. Treasury Notes, , 10/15/2027, 3.875
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012087 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	56.20%
C000012087 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	43.80%
C000037537 | U.S. Treasury Notes, , 11/30/2030, 4.375
Holdings [Line Items]
Percent of Total Investments	2.90%
C000037537 | U.S. Treasury Notes, , 02/15/2032, 1.875
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037537 | U.S. Treasury Notes, , 02/28/2030, 4
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037537 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037537 | U.S. Treasury Notes, , 08/31/2030, 4.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000037537 | U.S. Treasury Notes, , 05/15/2033, 3.375
Holdings [Line Items]
Percent of Total Investments	2.20%
C000037537 | U.S. Treasury Notes, , 08/15/2031, 1.25
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037537 | U.S. Treasury Notes, , 02/15/2033, 3.5
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037537 | U.S. Treasury Notes, , 05/15/2031, 1.625
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037537 | U.S. Treasury Notes, , 05/15/2032, 2.875
Holdings [Line Items]
Percent of Total Investments	2.10%
C000037537 | 3-4 Years
Holdings [Line Items]
Percent of Total Investments	30.50%
C000037537 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	32.00%
C000037537 | 5-6 Years
Holdings [Line Items]
Percent of Total Investments	19.70%
C000037537 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	17.80%
C000012088 | U.S. Treasury Notes, , 02/15/2036, 4.125
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012088 | U.S. Treasury Notes, , 02/15/2035, 4.625
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012088 | U.S. Treasury Notes, , 05/15/2036, 4.375
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012088 | U.S. Treasury Notes, , 11/15/2034, 4.25
Holdings [Line Items]
Percent of Total Investments	8.70%
C000012088 | U.S. Treasury Notes, , 11/15/2035, 4
Holdings [Line Items]
Percent of Total Investments	8.60%
C000012088 | U.S. Treasury Notes, , 05/15/2034, 4.375
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012088 | U.S. Treasury Notes, , 08/15/2035, 4.25
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012088 | U.S. Treasury Notes, , 05/15/2035, 4.25
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012088 | U.S. Treasury Notes, , 02/15/2034, 4
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012088 | U.S. Treasury Notes, , 11/15/2033, 4.5
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012088 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012088 | 7-8 Years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000012088 | 8-9 Years
Holdings [Line Items]
Percent of Total Investments	34.20%
C000012088 | 9-10 Years
Holdings [Line Items]
Percent of Total Investments	31.50%
C000037538 | U.S. Treasury Bonds, , 02/15/2044, 4.5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037538 | U.S. Treasury Bonds, , 08/15/2044, 4.125
Holdings [Line Items]
Percent of Total Investments	4.00%
C000037538 | U.S. Treasury Bonds, , 05/15/2043, 3.875
Holdings [Line Items]
Percent of Total Investments	3.60%
C000037538 | U.S. Treasury Bonds, , 11/15/2045, 4.625
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037538 | U.S. Treasury Bonds, , 11/15/2042, 4
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037538 | U.S. Treasury Bonds, , 02/15/2045, 4.75
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037538 | U.S. Treasury Bonds, , 08/15/2043, 4.375
Holdings [Line Items]
Percent of Total Investments	3.30%
C000037538 | U.S. Treasury Bonds, , 11/15/2043, 4.75
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037538 | U.S. Treasury Bonds, , 02/15/2043, 3.875
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037538 | U.S. Treasury Bonds, , 08/15/2042, 3.375
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037538 | 10-11 Years
Holdings [Line Items]
Percent of Total Investments	0.90%
C000037538 | 11-12 Years
Holdings [Line Items]
Percent of Total Investments	1.20%
C000037538 | 12-13 Years
Holdings [Line Items]
Percent of Total Investments	1.90%
C000037538 | 13-14 Years
Holdings [Line Items]
Percent of Total Investments	7.30%
C000037538 | 14-15 Years
Holdings [Line Items]
Percent of Total Investments	11.10%
C000037538 | 15-16 Years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000037538 | 16-17 Years
Holdings [Line Items]
Percent of Total Investments	19.40%
C000037538 | 17-18 Years
Holdings [Line Items]
Percent of Total Investments	19.50%
C000037538 | 18-19 Years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000037538 | 19-20 Years
Holdings [Line Items]
Percent of Total Investments	13.30%
C000012090 | U.S. Treasury Bonds, , 05/15/2055, 4.75
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012090 | U.S. Treasury Bonds, , 05/15/2054, 4.625
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012090 | U.S. Treasury Bonds, , 08/15/2053, 4.125
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012090 | U.S. Treasury Bonds, , 02/15/2056, 4.75
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012090 | U.S. Treasury Bonds, , 02/15/2054, 4.25
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012090 | U.S. Treasury Bonds, , 05/15/2056, 5
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012090 | U.S. Treasury Bonds, , 08/15/2054, 4.25
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012090 | U.S. Treasury Bonds, , 11/15/2053, 4.75
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012090 | U.S. Treasury Bonds, , 02/15/2055, 4.625
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012090 | U.S. Treasury Bonds, , 11/15/2055, 4.625
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012090 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012090 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	33.80%
C000012090 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	66.10%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2052, 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2051, 0
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2052, 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 05/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 02/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2052, 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 08/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 11/15/2053, 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221912 | U.S. Treasury Bonds Principal STRIPS, , 05/15/2054, 0
Holdings [Line Items]
Percent of Total Investments	5.00%
C000221912 | 20-25 Years
Holdings [Line Items]
Percent of Total Investments	5.60%
C000221912 | 25-30 Years
Holdings [Line Items]
Percent of Total Investments	94.40%
C000037536 | U.S. Treasury Bills, , 10/13/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000037536 | U.S. Treasury Bills, , 10/27/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037536 | U.S. Treasury Bills, , 10/29/2026, 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000037536 | U.S. Treasury Bills, , 10/01/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000037536 | U.S. Treasury Bills, , 01/14/2027, 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000037536 | U.S. Treasury Bills, , 12/15/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.50%
C000037536 | U.S. Treasury Bills, , 12/22/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000037536 | U.S. Treasury Bills, , 11/12/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037536 | U.S. Treasury Bills, , 01/07/2027, 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000037536 | U.S. Treasury Bills, , 12/31/2026, 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000037536 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	100.00%
S000103684 | U.S. Treasury Notes, , 02/15/2032, 1.875
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 11/15/2031, 1.375
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 05/15/2031, 1.625
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 02/15/2036, 4.125
Holdings [Line Items]
Percent of Total Investments	1.50%
S000103684 | U.S. Treasury Notes, , 02/15/2035, 4.625
Holdings [Line Items]
Percent of Total Investments	1.10%
S000103684 | U.S. Treasury Notes, , 11/15/2034, 4.25
Holdings [Line Items]
Percent of Total Investments	1.10%
S000103684 | U.S. Treasury Notes, , 11/15/2035, 4
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 05/15/2034, 4.375
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 08/15/2035, 4.25
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | U.S. Treasury Notes, , 05/15/2035, 4.25
Holdings [Line Items]
Percent of Total Investments	1.00%
S000103684 | 0-1 Year
Holdings [Line Items]
Percent of Total Investments	0.10%
S000103684 | 1-2 Years
Holdings [Line Items]
Percent of Total Investments	25.70%
S000103684 | 2-3 Years
Holdings [Line Items]
Percent of Total Investments	19.10%
S000103684 | 3-4 Years
Holdings [Line Items]
Percent of Total Investments	13.30%
S000103684 | 4-5 Years
Holdings [Line Items]
Percent of Total Investments	14.60%
S000103684 | 5-6 Years
Holdings [Line Items]
Percent of Total Investments	8.10%
S000103684 | 6-7 Years
Holdings [Line Items]
Percent of Total Investments	7.60%
S000103684 | 7-8 Years
Holdings [Line Items]
Percent of Total Investments	3.80%
S000103684 | 8-9 Years
Holdings [Line Items]
Percent of Total Investments	4.20%
S000103684 | 9-10 Years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000053739 | Orange County Water District,2003A,09/09/2026,,1.92999955
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053739 | San Francisco City & County Airport Comm-San Francisco International Airport,2018C,09/09/2026,,2.0500006
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | State of California,,11/01/2031,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | Anaheim Housing & Public Improvements Authority,2024-A,09/02/2026,,2.3999991
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | Los Angeles Unified School District,2024A,07/01/2031,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | State of California,,10/01/2028,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053739 | University of California,2023BN,05/15/2040,,5.5
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053739 | Irvine Ranch Water District,2011A-1,09/02/2026,,2.3999991
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053739 | California Educational Facilities Authority,U-6,05/01/2045,,5
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053739 | San Mateo County Transit District Sales Tax,2020B,09/02/2026,,2.30000005
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053739 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000053739 | AA+
Holdings [Line Items]
Percent of Total Investments	9.50%
C000053739 | AA
Holdings [Line Items]
Percent of Total Investments	19.20%
C000053739 | AA-
Holdings [Line Items]
Percent of Total Investments	31.50%
C000053739 | A+
Holdings [Line Items]
Percent of Total Investments	4.40%
C000053739 | A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000053739 | A-
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053739 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.10%
C000053739 | Not Rated
Holdings [Line Items]
Percent of Total Investments	19.70%
C000052220 | New York
Holdings [Line Items]
Percent of Total Investments	21.20%
C000052220 | California
Holdings [Line Items]
Percent of Total Investments	17.90%
C000052220 | Texas
Holdings [Line Items]
Percent of Total Investments	11.90%
C000052220 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.60%
C000052220 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	4.10%
C000052220 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.90%
C000052220 | Washington
Holdings [Line Items]
Percent of Total Investments	3.40%
C000052220 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.30%
C000052220 | Florida
Holdings [Line Items]
Percent of Total Investments	3.20%
C000052220 | Connecticut
Holdings [Line Items]
Percent of Total Investments	2.20%
C000052220 | AAA
Holdings [Line Items]
Percent of Total Investments	21.40%
C000052220 | AA+
Holdings [Line Items]
Percent of Total Investments	20.00%
C000052220 | AA
Holdings [Line Items]
Percent of Total Investments	16.60%
C000052220 | AA-
Holdings [Line Items]
Percent of Total Investments	15.40%
C000052220 | A+
Holdings [Line Items]
Percent of Total Investments	6.20%
C000052220 | A
Holdings [Line Items]
Percent of Total Investments	7.00%
C000052220 | A-
Holdings [Line Items]
Percent of Total Investments	0.80%
C000052220 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.40%
C000052220 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.80%
C000052220 | BBB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053740 | Battery Park City Authority,2019D-1,09/02/2026,,2.9899997
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053740 | New York State Dormitory Authority,2019A,07/01/2045,,4
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053740 | New York State Dormitory Authority,2009A,09/09/2026,,2.3999991
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Metropolitan Transportation Authority,2025B,11/15/2029,,5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Port Authority of New York & New Jersey,245,09/01/2049,,5
Holdings [Line Items]
Percent of Total Investments	0.70%
C000053740 | Triborough Bridge & Tunnel Authority,2024B-1,05/15/2054,,5.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053740 | New York State Thruway Authority,2025A,03/15/2053,,5
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053740 | Battery Park City Authority,2025,11/01/2055,,5.25
Holdings [Line Items]
Percent of Total Investments	0.50%
C000053740 | New York State Dormitory Authority,2025A,03/15/2039,,5
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053740 | Port Authority of New York & New Jersey,244,07/15/2041,,5
Holdings [Line Items]
Percent of Total Investments	0.40%
C000053740 | AAA
Holdings [Line Items]
Percent of Total Investments	23.40%
C000053740 | AA+
Holdings [Line Items]
Percent of Total Investments	19.60%
C000053740 | AA
Holdings [Line Items]
Percent of Total Investments	20.30%
C000053740 | AA-
Holdings [Line Items]
Percent of Total Investments	12.60%
C000053740 | A+
Holdings [Line Items]
Percent of Total Investments	1.30%
C000053740 | A
Holdings [Line Items]
Percent of Total Investments	9.50%
C000053740 | A-
Holdings [Line Items]
Percent of Total Investments	0.20%
C000053740 | Not Rated
Holdings [Line Items]
Percent of Total Investments	13.00%
C000053740 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199547 | New York
Holdings [Line Items]
Percent of Total Investments	22.00%
C000199547 | California
Holdings [Line Items]
Percent of Total Investments	17.40%
C000199547 | Texas
Holdings [Line Items]
Percent of Total Investments	15.20%
C000199547 | Illinois
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199547 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199547 | New Jersey
Holdings [Line Items]
Percent of Total Investments	2.70%
C000199547 | Washington
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199547 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199547 | Florida
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199547 | District of Columbia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000199547 | AAA
Holdings [Line Items]
Percent of Total Investments	18.40%
C000199547 | AA+
Holdings [Line Items]
Percent of Total Investments	21.90%
C000199547 | AA
Holdings [Line Items]
Percent of Total Investments	18.50%
C000199547 | AA-
Holdings [Line Items]
Percent of Total Investments	13.40%
C000199547 | A+
Holdings [Line Items]
Percent of Total Investments	5.50%
C000199547 | A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000199547 | A-
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199547 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.30%
C000199547 | Not Rated
Holdings [Line Items]
Percent of Total Investments	14.50%
C000199547 | BBB
Holdings [Line Items]
Percent of Total Investments	0.30%
C000069126 | New York
Holdings [Line Items]
Percent of Total Investments	13.80%
C000069126 | California
Holdings [Line Items]
Percent of Total Investments	14.10%
C000069126 | Texas
Holdings [Line Items]
Percent of Total Investments	13.40%
C000069126 | Illinois
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069126 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069126 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.80%
C000069126 | Washington
Holdings [Line Items]
Percent of Total Investments	4.10%
C000069126 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069126 | Florida
Holdings [Line Items]
Percent of Total Investments	3.90%
C000069126 | Maryland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069126 | AAA
Holdings [Line Items]
Percent of Total Investments	26.30%
C000069126 | AA+
Holdings [Line Items]
Percent of Total Investments	17.80%
C000069126 | AA
Holdings [Line Items]
Percent of Total Investments	16.10%
C000069126 | AA-
Holdings [Line Items]
Percent of Total Investments	13.40%
C000069126 | A+
Holdings [Line Items]
Percent of Total Investments	7.40%
C000069126 | A
Holdings [Line Items]
Percent of Total Investments	6.00%
C000069126 | A-
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069126 | BBB+
Holdings [Line Items]
Percent of Total Investments	0.20%
C000069126 | Not Rated
Holdings [Line Items]
Percent of Total Investments	12.30%
C000069126 | BBB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069125 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069125 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	7.30%
C000069125 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	73.50%
C000069125 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	11.90%
C000069125 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000069125 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069125 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069125 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	94.90%
C000069125 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000069125 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227271 | A-
Holdings [Line Items]
Percent of Total Investments	3.50%
C000227271 | BBB+
Holdings [Line Items]
Percent of Total Investments	37.40%
C000227271 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.70%
C000227271 | BBB
Holdings [Line Items]
Percent of Total Investments	38.70%
C000227271 | BBB-
Holdings [Line Items]
Percent of Total Investments	18.80%
C000227271 | BB+
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227271 | 15-20 Years
Holdings [Line Items]
Percent of Total Investments	5.80%
C000227271 | 0-1 Years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000227271 | 1-5 Years
Holdings [Line Items]
Percent of Total Investments	37.50%
C000227271 | 5-10 Years
Holdings [Line Items]
Percent of Total Investments	27.30%
C000227271 | 10-15 Years
Holdings [Line Items]
Percent of Total Investments	5.80%
C000227271 | More than 20 Years
Holdings [Line Items]
Percent of Total Investments	17.90%